Stockholders’ Deficit (Details) - USD ($)									1 Months Ended			3 Months Ended					9 Months Ended	10 Months Ended	12 Months Ended
	Aug. 28, 2025	Feb. 05, 2025	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	May 31, 2023	Oct. 31, 2024	Aug. 31, 2024	Nov. 30, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022
Stockholders’ Deficit [Line Items]
Common stock, shares authorized				1,250,000,000								1,250,000,000					1,250,000,000		1,250,000,000	1,250,000,000
Common stock par value (in Dollars per share)				$ 0.001								$ 0.001					$ 0.001		$ 0.001	$ 0.001
Vote per share																	1		1
Preferred stock, shares authorized				7,000,000								7,000,000					7,000,000		7,000,000	7,000,000
Preferred stock par value (in Dollars per share)				$ 0.001								$ 0.001					$ 0.001		$ 0.001	$ 0.001
Percentage of anti-dilution provision rights																	65.00%		65.00%
Preferred stock, shares issued				7,000,000								7,000,000					7,000,000		7,000,000	7,000,000
Preferred stock, shares outstanding				7,000,000								7,000,000					7,000,000		7,000,000	7,000,000
Shares of common stock for services																			10,834
Fair value for service (in Dollars)	$ 60,000	$ 166,372										$ 60,000	$ 166,372	$ 50,050					$ 317,800	$ 258,713
Price per share (in Dollars per share)		$ 15.74	$ 25	$ 0.37				$ 11								$ 25				$ 0.37
Shares issued				1,554,648								1,625,699					1,625,699		1,605,128	1,554,648
Common stock , shares outstanding				1,554,648								1,625,699					1,625,699		1,605,128	1,554,648
Common stock, par value (in Dollars per share)								$ 11	$ 21.36
Market total value (in Dollars)										$ 100,800				$ 100,800					$ 100,800
Shares of common stock issued						10,000			5,000
Stock conversion			20,800
Fair value (in Dollars)																$ 520,000				$ 950,152
Inventory written off (in Dollars)																			$ 0	$ 46,981
Fair value per share (in Dollars per share)																			$ 10
Fair value per share services (in Dollars per share)																			$ 36
Original issue discount notes (in Dollars)								$ 342,857
Inducement price per share (in Dollars per share)								$ 11
Percentage of conversion discount								20.00%
Percentage of present value debt instruments				10.00%																10.00%
Aggregate share (in Dollars)				$ 692,857																$ 692,857
Converted amount (in Dollars)																				797,858
Convertible notes issued				9,547	9,547						9,546							9,546
Shares issued of bonus						62,000	6,400				62,000
Fair value of convertible notes issued (in Dollars)				$ 11,098	$ 11,098	$ 11,098
Fair value of price per share (in Dollars per share)					$ 17.9	$ 17.9
Fair value (in Dollars)							$ 114,560
Shares cancelled						1,711,628
Notes Payable [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock issued						10,000
Fair value (in Dollars)						$ 179,000												$ 179,000
Conversion options closing price (in Dollars per share)						$ 17.9												$ 17.9
Convertible Debt [Member]
Stockholders’ Deficit [Line Items]
Converted amount (in Dollars)																				342,857
1st and 2nd Inducements [Member]
Stockholders’ Deficit [Line Items]
Fair value (in Dollars)				$ 186,160																$ 186,160
Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services																			17,180
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized																					7,000,000	7,000,000
Preferred stock, shares issued																					7,000,000	7,000,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)				$ 11																$ 11
Shares of common stock for services	10,000	10,570										1,000,000	11	1,430					17,180	10,833
Fair value for service (in Dollars)												$ 1,000	$ 1,057	$ 143					$ 1,718	$ 1,083
Price per share (in Dollars per share)	$ 6
Shares issued				62,987								1,625,699					1,625,699		1,605,129	62,987
Common stock , shares outstanding												1,625,699					1,625,699		1,605,129
Common stock, par value (in Dollars per share)				$ 11																$ 11
Market total value (in Dollars)														$ 750					$ 750
Shares of common stock issued														7,500					7,500
Stock conversion															20,800					73,154
Fair value (in Dollars)															$ 2,080					$ 7,315
Fair value																			258713.00%
Converted amount (in Dollars)																				$ 350,000
Converted shares																	0.3			31,169
Converted shares of common stock																				31,818
Common Stock [Member] | Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services																			112,500
Common stock, par value (in Dollars per share)																			$ 13
Market total value (in Dollars)																			$ 162,500
Common Stock [Member] | Three Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services																			2,250
Common stock, par value (in Dollars per share)																			$ 0.29
Market total value (in Dollars)																			$ 65,250
Marketing and Advertising Service [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services																			10,000
Fair value for service (in Dollars)																			$ 40,000
Marketing and Advertising Service [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock for services																			14,300
Fair value for service (in Dollars)																			$ 50,050
Research and Development Expense [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)																			$ 100,800
Shares of common stock issued																			7,500
Closing price (in Dollars per share)																			$ 13
Inducement [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock issued																			25,800
First Inducement [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)																			$ 520,000
Shares of common stock issued																			20,800
Second Inducement [Member]
Stockholders’ Deficit [Line Items]
Market total value (in Dollars)																			$ 106,800
Shares of common stock issued																			5,000
1st and 2nd Inducements [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock issued																				10,400
Conversion options closing price (in Dollars per share)																				$ 17.9
Consulting Agreement [Member] | Common Stock [Member] | Three Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares issued as compensation																			2,500
Performance Bonus [Member] | Common Stock [Member] | Three Individuals [Member]
Stockholders’ Deficit [Line Items]
Shares issued as compensation																			10,000
License [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)				0.1																$ 0.1
Stock conversion																				10,000
Fair value (in Dollars)																				$ 370,000
Inventory written off (in Dollars)																				$ 46,981
License [Member] | Common Stock [Member] | Stock Issued for License [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)				$ 34																$ 34
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized												7,000,000					7,000,000		7,000,000
Preferred stock par value (in Dollars per share)												$ 0.001					$ 0.001		$ 0.001
Convertible preferred stock												30					30		100
Voting rights																	100		100 votes for each share
Preferred stock, shares issued												7,000,000					7,000,000		7,000,000
Preferred stock, shares outstanding												7,000,000					7,000,000		7,000,000
First Inducement [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)																			$ 25
Second Inducement [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)																			$ 21.36